Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34.00%
Tax benefit attributable to security gains (losses)	$ 0	$ 0
Liability for uncertain tax positions, current	0
Unrecognized tax benefits	$ 0